Other Operating Expenses - Summary of Other Operating Expenses (Parenthetical) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating expenses [line items]
Auditor's remuneration for audit service	¥ 107,000,000	¥ 103,000,000	¥ 97,000,000
United States [member] | Attestation under s404 of Sarbanes-Oxley Act 2002 [member]
Disclosure of other operating expenses [line items]
Auditor's remuneration for audit service	¥ 22,000,000	¥ 22,000,000	¥ 20,000,000